EATON VANCE INCOME FUND OF BOSTON
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Income Fund of Boston (the "Registrant") (1933 Act File No. 2-42722) certifies (a) that the forms of prospectus and statement of additional information dated February 1, 1999 used with respect to the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 45 ("Amendment No. 45") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 45 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-99-000062) on January 29, 1999:




                                    Eaton Vance Income Fund of Boston












                                                     By: /S/ ERIC G. WOODBURY
                                           Eric G. Woodbury, Assistant Secretary





Date:  February 2, 1999